Earnings Per Common Share - Summary of Information Necessary to Calculate EPS (Detail) - PHP (₱) ₱ / shares in Units, shares in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Consolidated net income attributable to equity holders of PLDT, basic	₱ 24,284	₱ 22,521	₱ 18,916
Dividends on preferred shares, basic	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, basic	₱ 24,225	₱ 22,462	₱ 18,857
Weighted average number of common shares, basic	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT, basic	₱ 112.12	₱ 103.97	₱ 87.28
Consolidated net income attributable to equity holders of PLDT, diluted	₱ 24,284	₱ 22,521	₱ 18,916
Dividends on preferred shares, diluted	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, diluted	₱ 24,225	₱ 22,462	₱ 18,857
Weighted average number of common shares, diluted	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT, diluted	₱ 112.12	₱ 103.97	₱ 87.28